UNITED STATES
SECURITIES AND EXCHANGE COMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here if Amendment [   ]; Amendment Number
This Amendment: [   ] is a restatement
		[   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Dallas Investment Management
Address:  5956 Sherry Lane
	  Suite 1600
	  Dallas, TX 75225

13F File Number: 28-5468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorizedto submit it,that all information contained herein is true, correct, and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager

Name:   Edward Ackerman
Title:  Partner
Phone:  214-361-5383
Edward M. Ackerman	Dallas, Texas	   May 11, 1999


Report Type:

[ X ]	13F HOLDINGS REPORT

[   ]   13F NOTICE

[   ]   13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:   $37, 538



List of Other Included Managers:




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
FORM 13F INFORMATION TABLE
                          TITLE OF            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHERS    VOTING AUTHORITY
NAME OF ISSUER            CLASS      CUSIP   (X$1000)PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE

Albertson's               COMMON   013104104   1,535  28,200 SH       28,200           28,200
American Home Products    COMMON   026609107   2,192  33,600 SH       33,600           33,600
Arrow Electronics         COMMON   042735100     432  28,800 SH       28,800           28,800
BP Amoco PLC              COMMON   055622104   1,336  13,233 SH       13,233           13,233
Banc One                  COMMON   06423A103     593  10,769 SH       10,769           10,769
Browning-Ferris           COMMON   115885105     528  13,700 SH       13,700           13,700
Burlington Resources      COMMON   122014103   2,336  58,500 SH       58,500           58,500
Cabot Oil & Gas           COMMON   127097103   1,732 120,000 SH      120,000          120,000
Charming Shoppes          COMMON   161133103     697 180,000 SH      180,000          180,000
Chase Manhatten           COMMON   16161A108     602   7,400 SH        7,400            7,400
Coachman Industries       COMMON   189873102   1,025  50,000 SH       50,000           50,000
Crown Cork & Seal         COMMON   228255105     405  14,200 SH       14,200           14,200
Dillards Inc.             COMMON   254067101     322  12,700 SH       12,700           12,700
Duke Energy               COMMON   264399106     510   9,300 SH        9,300            9,300
Electronic Data Systems   COMMON   285661104     574  11,800 SH       11,800           11,800
Enron Oil & Gas           COMMON   293562104   2,475 148,900 SH      148,900          148,900
GTE Corp.                 COMMON   362320103   1,452  24,000 SH       24,000           24,000
Gannett Co.               COMMON   364730101     296   4,700 SH        4,700            4,700
Great Lakes Chemical      COMMON   390568103     202   5,500 SH        5,500            5,500
H&R Block                 COMMON   093671105     308   6,500 SH        6,500            6,500
Hon Industries            COMMON   438092108     281  12,800 SH       12,800           12,800
JC Penney                 COMMON   708160106     312   7,700 SH        7,700            7,700
Johnson & Johnson         COMMON   478160104     495   5,300 SH        5,300            5,300
Jostens Inc.              COMMON   481088102   1,576  74,200 SH       74,200           74,200
LSI Logic                 COMMON   502161102     387  12,400 SH       12,400           12,400
Luby's Cafeteria          COMMON   549282101   1,350  80,000 SH       80,000           80,000
Mitchell Energy Cl B      COMMON   606592301     500  40,000 SH       40,000           40,000
Nalco Chemical            COMMON   629853102     212   8,000 SH        8,000            8,000
Nestle ADR                COMMON   641069406     545   6,000 SH        6,000            6,000
Noble Affilates           COMMON   654894104   1,305  45,000 SH       45,000           45,000
Norfolk Southern          COMMON   655844108     181   6,900 SH        6,900            6,900
PNC Bank Corp.            COMMON   693475105     322   5,800 SH        5,800            5,800
Phillips Petroleum        COMMON   718507106     945  20,000 SH       20,000           20,000
Questar Corp.             COMMON   748356102   2,337 138,000 SH      138,000          138,000
SAFECO                    COMMON   786429100   1,035  25,600 SH       25,600           25,600
Snyder Oil Corp.          COMMON   833482102   1,333  90,000 SH       90,000           90,000
Southwest Airlines        COMMON   844741108     358  11,850 SH       11,850           11,850
Southwest Energy          COMMON   845467109   1,341 190,000 SH      190,000          190,000
Texaco                    COMMON   881694103   1,135  20,000 SH       20,000           20,000
Unocal Corp.              COMMON   915289102     350   9,500 SH        9,500            9,500
Utilicorp United          COMMON   918005109     682  30,000 SH       30,000           30,000
Weyerhaeuser Co.          COMMON   962166104     222   4,000 SH        4,000            4,000
Wisconsin Energy          COMMON   976657106     782  30,000 SH       30,000           30,000
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